UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

60 Wall Street,

New York, NY 10005

(Address of principal executive offices)

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2013

Date of reporting period: August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

SCHEDULE OF INVESTMENTS

DB-X MSCI BRAZIL CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS—47.0%
Basic Materials—7.7%
Cia Siderurgica Nacional SA	6,900	$33,992
Fibria Celulose SA *	2,300	17,891
MMX Mineracao e Metalicos SA *	1,700	4,564
Ultrapar Participacoes SA	2,900	62,003
Vale SA	12,100	201,358

		319,808

Communications—1.0%
Oi SA	2,300	10,368
Tim Participacoes SA	8,071	32,087

		42,455

Consumer, Cyclical—2.4%
Cia Hering	1,300	28,403
Lojas Renner SA	1,100	36,264
MRV Engenharia e Participacoes SA	2,900	16,829
Raia Drogasil SA	1,800	19,038

		100,534

Consumer, Non-cyclical—13.0%
Amil Participacoes SA	1,200	12,178
Anhanguera Educacional Participacoes SA	1,200	17,859
BRF—Brasil Foods SA	6,000	96,388
CCR SA	8,300	74,582
Cielo SA	2,740	81,002
Cosan SA Industria e Comercio	1,100	18,316
Diagnosticos da America SA	2,200	13,884
Ecorodovias Infraestrutura e Logistica SA	1,600	13,281
Hypermarcas SA *	3,300	21,183
JBS SA *	3,900	11,086
Localiza Rent a Car SA	1,100	19,400
Multiplus SA	300	6,385
Natura Cosmeticos SA	1,600	40,120
Obrascon Huarte Lain Brasil SA	1,200	11,616
Redecard SA	3,200	52,889
Souza Cruz SA	3,600	48,257

		538,426

Energy—7.9%
OGX Petroleo e Gas Participacoes SA *	12,200	37,864
Petroleo Brasileiro SA	27,400	287,511

		325,375

Financials—8.9%
Banco do Brasil SA	5,400	61,664
Banco Santander Brasil SA	7,200	55,333
BM&FBovespa SA	16,800	88,970
BR Malls Participacoes SA	3,600	44,869
BR Properties SA	1,800	21,903
CETIP SA—Balcao Organizado de Ativos e Derivativos	1,900	24,430
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,800	22,774
Odontoprev SA	2,500	13,547
PDG Realty SA Empreendimentos e Participacoes	10,600	20,627
Porto Seguro SA	1,000	9,232
Sul America SA	1,017	7,225

		370,574

Industrial—2.1%
All America Latina Logistica SA	4,200	18,477
Duratex SA	2,300	13,835
Embraer SA	5,300	36,554
Multiplan Empreendimentos Imobiliarios SA	700	17,897

		86,763

SCHEDULE OF INVESTMENTS

DB-X MSCI BRAZIL CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

Technology—0.5%
Totvs SA	1,000	19,434

Utilities—3.5%
Centrais Eletricas Brasileiras SA	2,500	16,035
Cia de Saneamento Basico do Estado de Sao Paulo	1,000	42,268
Cia de Saneamento de Minas Gerais-Copasa	400	9,557
CPFL Energia SA	2,300	24,361
EDP—Energias do Brasil SA	2,300	14,696
Light SA	500	6,064
MPX Energia SA *	1,200	7,449
Tractebel Energia SA	1,400	23,284

		143,714

TOTAL COMMON STOCKS (Cost $2,419,300)		1,947,083

PREFERRED STOCKS—52.8%
Basic Materials—10.7%
Braskem SA	1,400	8,828
Gerdau SA	7,900	69,858
Klabin SA	4,200	18,829
Metalurgica Gerdau SA, Class A	2,600	28,461
Usinas Siderurgicas de Minas Gerais SA	3,600	14,454
Vale SA	18,400	300,759

		441,189

Communications—2.1%
Oi SA	7,900	30,006
Telefonica Brasil SA	2,600	56,357

		86,363

Consumer, Cyclical—0.9%
Lojas Americanas SA	3,823	27,516
Marcopolo SA	2,000	11,212

		38,728

Consumer, Non-cyclical—7.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	900	37,864
Cia de Bebidas das Americas	6,900	261,227

		299,091

Diversified—2.6%
Itausa—Investimentos Itau SA	23,790	109,580

Energy—9.5%
Petroleo Brasileiro SA	38,700	395,598

Financials—15.9%
Banco Bradesco SA	17,800	289,374
Banco do Estado do Rio Grande do Sul	1,700	13,860
Bradespar SA	2,100	27,415
Itau Unibanco Holding SA	21,000	327,947

		658,596

Utilities—3.9%
AES Tiete SA	1,000	13,671
Centrais Eletricas Brasileiras SA	2,100	19,191
Cia de Transmissao de Energia Electrica Paulista	300	6,665
Cia Energetica de Minas Gerais	4,325	73,827
Cia Energetica de Sao Paulo	1,500	23,240
Cia Paranaense de Energia	900	16,134
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	900	8,247

		160,975

SCHEDULE OF INVESTMENTS

DB-X MSCI BRAZIL CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

TOTAL PREFERRED STOCKS (Cost $2,699,903)	2,190,120

TOTAL INVESTMENTS—99.8% (Cost $5,119,203)(a)	$4,137,203
Other assets less liabilities—0.2%	7,686

NET ASSETS—100.0%	$4,144,889

As of August 31, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
HSBC	9/6/2012	BRL	4,353,000	USD	2,108,348	$(33,949)
HSBC	9/6/2012	BRL	20,000	USD	9,693	(149)
JP Morgan & Chase Co.	9/6/2012	BRL	4,353,000	USD	2,111,160	(31,137)
The Bank of New York Mellon	9/6/2012	BRL	77,500	USD	37,581	(560)
HSBC	9/6/2012	USD	45,000	BRL	92,808	675
HSBC	9/6/2012	USD	2,109,456	BRL	4,280,192	(2,992)
JP Morgan & Chase Co.	9/6/2012	USD	2,145,075	BRL	4,353,000	(2,778)
The Bank of New York Mellon	9/6/2012	USD	3,194	BRL	6,500	5
The Bank of New York Mellon	9/6/2012	USD	34,992	BRL	71,000	(50)
HSBC	10/3/2012	BRL	4,266,000	USD	2,092,151	1,894
HSBC	10/3/2012	BRL	114,408	USD	56,000	(58)
JP Morgan & Chase Co.	10/3/2012	BRL	4,266,000	USD	2,093,126	2,869

						$(66,230)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2012.

For the three-month period ended August 31, 2012 the average monthly volume of forward foreign currency contracts was $4,114,515 at market value.

Currency Abbrevations

BRL—Brazilian Real

USD – U.S. Dollar

*	Non-Income producing securities.

(a) At August 31, 2012, the aggregate cost of investments for Federal income tax purposes was $5,185,612. The net unrealized depreciation was $1,048,409 which consisted of aggregate gross unrealized appreciation of $134,373 and aggregate gross unrealized depreciation of $1,182,782.

SCHEDULE OF INVESTMENTS

DB-X MSCI CANADA CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS—96.9%
Basic Materials—19.2%
Agnico-Eagle Mines Ltd.	600	$28,979
Agrium, Inc.	540	53,143
Barrick Gold Corp.	3,690	142,284
Cameco Corp.	1,500	32,686
Centerra Gold, Inc.	600	4,565
Eldorado Gold Corp.	2,400	31,870
First Quantum Minerals Ltd.	1,650	31,786
Franco-Nevada Corp.	500	25,940
Goldcorp, Inc.	2,950	121,112
IAMGOLD Corp.	1,400	18,307
Inmet Mining Corp.	200	8,929
Kinross Gold Corp.	4,200	37,324
New Gold, Inc. *	1,600	17,725
Osisko Mining Corp. *	1,300	12,621
Pan American Silver Corp.	530	9,307
Potash Corp. of Saskatchewan, Inc.	3,150	128,972
Silver Wheaton Corp.	1,200	41,487
Sino-Forest Corp. (Hong Kong)*	900	—
Teck Resources Ltd., Class B	2,050	56,649
Turquoise Hill Resources Ltd. *	1,500	12,052
Yamana Gold, Inc.	2,600	44,470

		860,208

Communications—4.6%
BCE, Inc.	900	40,008
Bell Aliant, Inc.	300	8,001
Rogers Communications, Inc., Class B	1,450	58,500
Shaw Communications, Inc., Class B	1,400	28,632
TELUS Corp.—Non Vote, Class A	500	30,809
Thomson Reuters Corp.	1,400	39,738

		205,688

Consumer, Cyclical—3.4%
Alimentation Couche Tard, Inc., Class B	400	20,346
Canadian Tire Corp. Ltd., Class A	300	21,690
Gildan Activewear, Inc.	400	12,133
Magna International, Inc., Class A	800	34,524
Shoppers Drug Mart Corp.	800	33,996
Tim Hortons, Inc.	600	30,312

		153,001

Consumer, Non-cyclical—3.6%
Catamaran Corp. *	300	26,039
Empire Co. Ltd., Class A	100	5,801
George Weston Ltd.	200	12,878
Loblaw Cos. Ltd.	400	14,056
Metro, Inc., Class A	400	23,235
Ritchie Bros Auctioneers, Inc.	300	5,591
Saputo, Inc.	500	21,080
Valeant Pharmaceuticals International, Inc. *	1,050	53,760

		162,440

Energy—26.3%
ARC Resources Ltd.	1,100	26,012
Athabasca Oil Corp. *	1,200	16,532
Baytex Energy Corp.	400	18,220
Bonavista Energy Corp.	500	8,384
Canadian Natural Resources Ltd.	4,060	123,520
Canadian Oil Sands Ltd.	1,650	35,218
Cenovus Energy, Inc.	2,675	87,652
Crescent Point Energy Corp.	1,100	45,741
Enbridge, Inc.	2,700	106,302
EnCana Corp.	2,750	60,872

SCHEDULE OF INVESTMENTS

DB-X MSCI CANADA CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

Enerplus Corp.	700	11,035
Husky Energy, Inc.	1,300	34,381
Imperial Oil Ltd.	1,050	47,944
MEG Energy Corp. *	500	19,691
Nexen, Inc.	2,000	50,276
Pacific Rubiales Energy Corp.	1,100	26,893
Pembina Pipeline Corp.	1,100	29,817
Pengrowth Energy Corp.	1,800	12,161
Penn West Petroleum Ltd.	1,650	23,400
Precision Drilling Corp. *	800	5,916
Progress Energy Resources Corp.	700	15,601
Suncor Energy, Inc.	5,710	178,468
Talisman Energy, Inc.	3,800	52,813
Tourmaline Oil Corp. *	450	12,590
TransCanada Corp.	2,550	114,857
Vermilion Energy, Inc.	300	13,668

		1,177,964

Financial—31.5%
Bank of Montreal	2,260	132,104
Bank of Nova Scotia	3,980	210,961
Brookfield Asset Management, Inc., Class A	1,950	67,199
Brookfield Office Properties, Inc. (United States)	900	15,110
Canadian Imperial Bank of Commerce	1,450	112,131
CI Financial Corp.	600	13,500
Fairfax Financial Holdings Ltd.	75	28,240
Great-West Lifeco, Inc.	1,050	23,189
H&R Real Estate Investment Trust REIT	300	7,700
IGM Financial, Inc.	400	15,384
Industrial Alliance Insurance & Financial Services, Inc.	300	7,645
Intact Financial Corp.	500	30,484
Manulife Financial Corp.	6,600	73,918
National Bank of Canada	590	44,297
Onex Corp.	300	11,796
Power Corp. of Canada	1,200	28,620
Power Financial Corp.	900	22,679
RioCan Real Estate Investment Trust REIT	500	14,009
Royal Bank of Canada	5,220	292,151
Sun Life Financial, Inc.	2,050	47,852
Toronto-Dominion Bank (The)(a)	2,640	215,967

		1,414,936

Industrial—6.2%
Bombardier, Inc., Class B	5,200	18,463
CAE, Inc.	1,000	10,226
Canadian National Railway Co.	1,600	146,406
Canadian Pacific Railway Ltd.	600	49,595
Finning International, Inc.	600	13,805
SNC-Lavalin Group, Inc.	550	19,528
Viterra, Inc.	1,200	19,648

		277,671

Technology—1.0%
CGI Group, Inc., Class A *	850	22,195
Open Text Corp. *	200	10,751
Research In Motion Ltd. *	1,800	11,997

		44,943

Utilities—1.1%
Canadian Utilities Ltd., Class A	200	13,793
Fortis, Inc.	700	23,072
TransAlta Corp.	800	12,084

		48,949

TOTAL COMMON STOCKS (Cost $4,725,945)		4,345,800

SCHEDULE OF INVESTMENTS

DB-X MSCI CANADA CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

TOTAL INVESTMENTS—96.9% (Cost $4,725,945)(b)	$4,345,800
Other assets less liabilities—3.1%	139,837

NET ASSETS—100.0%	$4,485,637

As of August 31, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
S&P/TSX 60 IX Futures	1	$138,514	9/20/2012	$7,857

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2012.

For the three-month period ended August 31, 2012 the average monthly volume of futures contracts was $133,628 at contract value.

As of August 31, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
HSBC	9/6/2012	CAD	2,138,000	USD	2,131,499	$(37,140)
JP Morgan & Chase Co.	9/6/2012	CAD	2,138,000	USD	2,131,548	(37,091)
The Bank of New York Mellon	9/6/2012	CAD	4,896	USD	4,961	(5)
HSBC	9/6/2012	USD	2,131,499	CAD	2,103,657	2,305
JP Morgan & Chase Co.	9/6/2012	USD	2,131,548	CAD	2,103,595	2,192
The Bank of New York Mellon	9/6/2012	USD	4,961	CAD	5,000	111
HSBC	10/3/2012	CAD	2,143,500	USD	2,170,611	(2,379)
JP Morgan & Chase Co.	10/3/2012	CAD	2,143,500	USD	2,170,730	(2,260)

						$(74,267)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2012.

For the three-month period ended August 31, 2012 the average monthly volume of forward foreign currency contracts was $4,296,463 at market value.

Currency Abbrevations

CAD—Canadian Dollar

USD – U.S. Dollar

REIT—Real Estate Investment Trust.

*	Non-Income producing securities.

(a) Affiliated company. The Sub-Advisor is a subsidiary of The Toronto-Dominion Bank. Therefore, The Toronto-Dominion Bank is considered to be affiliated with the Fund.

	5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2012	Dividend Income
Toronto-Dominion Bank (The)	$209,761	$—	$—	$6,206	$—	$215,967	$1,900

(b) At August 31, 2012, the aggregate cost of investments for Federal income tax purposes was $4,741,203. The net unrealized depreciation was $395,403 which consisted of aggregate gross unrealized appreciation of $189,373 and aggregate gross unrealized depreciation of $584,776.

SCHEDULE OF INVESTMENTS

DB-X MSCI EAFE CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS—98.5%

Australia—9.1%
AGL Energy Ltd.	471	$7,382
ALS Ltd.	320	2,728
Alumina Ltd.	3,854	2,947
AMP Ltd.	5,587	25,745
Asciano Ltd.	982	4,545
ASX Ltd.	228	7,175
Australia & New Zealand Banking Group Ltd.	3,614	92,673
Bendigo and Adelaide Bank Ltd.	914	7,158
BHP Billiton Ltd.	4,896	160,803
Boral Ltd.	973	3,468
Brambles Ltd.	1,339	9,421
Caltex Australia Ltd.	598	9,650
Centro Retail Australia REIT	2,007	4,437
Cochlear Ltd.	60	4,178
Commonwealth Bank of Australia	2,258	127,701
Computershare Ltd.	559	4,851
Crown Ltd.	892	8,276
CSL Ltd.	829	38,054
Dexus Property Group REIT	3,880	3,828
Fairfax Media Ltd.	9,047	3,926
Fortescue Metals Group Ltd.	753	2,754
Goodman Group REIT	1,718	7,083
GPT Group REIT	1,354	4,910
Harvey Norman Holdings Ltd.	1,315	2,785
Iluka Resources Ltd.	598	5,684
Incitec Pivot Ltd.	1,525	4,585
Leighton Holdings Ltd.	884	14,604
Lend Lease Group	553	4,851
Lynas Corp. Ltd.*	2,058	1,361
Macquarie Group Ltd.	850	23,588
Mirvac Group REIT	4,242	5,917
National Australia Bank Ltd.	3,323	86,550
Newcrest Mining Ltd.	1,144	29,134
Orica Ltd.	469	11,726
Origin Energy Ltd.	1,743	21,429
Oz Minerals Ltd.	340	2,192
QBE Insurance Group Ltd.	1,739	23,410
Ramsay Health Care Ltd.	159	4,090
Rio Tinto Ltd.	745	37,899
Santos Ltd.	1,977	22,938
Sims Metal Management Ltd.	186	1,753
Sonic Healthcare Ltd.	435	6,027
SP AusNet	8,399	9,155
Stockland REIT	2,142	7,037
Suncorp Group Ltd.	1,209	11,479
Sydney Airport	2,088	7,011
Telstra Corp. Ltd.	9,215	36,654
Wesfarmers Ltd.	1,435	51,179
Westfield Group REIT	3,183	32,590
Westfield Retail Trust REIT	1,517	4,529
Westpac Banking Corp.	5,109	130,745
Woodside Petroleum Ltd.	804	28,492
Woolworths Ltd.	1,781	54,501
Worleyparsons Ltd.	252	6,905

		1,234,493

Austria—0.4%
Erste Group Bank AG*	433	8,747
OMV AG	138	4,578
Raiffeisen Bank International AG	300	10,031
Verbund AG, Class A	300	6,077
Vienna Insurance Group AG Wiener Versicherung Gruppe	300	12,562
Voestalpine AG	300	8,590

		50,585

Belgium—1.0%
Anheuser-Busch InBev NV	1,078	90,548
Colruyt SA	100	4,748
Groupe Bruxelles Lambert SA	42	2,900
Solvay SA	84	9,425
UCB SA	300	14,716
Umicore SA	171	8,113

		130,450

Denmark—1.4%
AP Moller—Maersk A/S, Class A	3	18,544

AP Moller—Maersk A/S, Class B	3	19,618
Carlsberg A/S, Class B	261	22,601
Danske Bank A/S*	1,435	24,950
DSV A/S	300	6,528
Novo Nordisk A/S, Class B	568	89,455
Novozymes A/S, Class B	298	8,265
TDC A/S	598	3,982

		193,943

Finland—0.6%
Fortum OYJ	904	16,703
Kone OYJ, Class B	204	12,483
Metso OYJ	138	4,937
Nokia OYJ	6,217	17,673
Sampo OYJ, Class A	904	25,936
Wartsila OYJ Abp	24	772

		78,504

France—9.7%
Aeroports de Paris	300	23,776
Air Liquide SA	537	63,187
Alcatel-Lucent*	3,668	4,175
Alstom SA	484	17,234
AXA SA	2,181	31,575
BNP Paribas SA	1,246	54,155
Bouygues SA	255	6,343
Bureau Veritas SA	300	27,678
Carrefour SA	727	15,239
Christian Dior SA	48	6,846
Cie de St-Gobain	499	17,119
Cie Generale de Geophysique—Veritas*	300	8,703
Cie Generale des Etablissements Michelin, Class B	328	23,536
Cie Generale d’Optique Essilor International SA	367	32,031
CNP Assurances	1,192	14,455
Credit Agricole SA*	1,841	10,740
Danone SA	813	50,669
Dassault Systemes SA	300	29,134
EDF SA	342	6,964
Eutelsat Communications SA	300	9,222
France Telecom SA	2,449	33,868
GDF Suez	1,764	43,432
Gecina SA REIT	300	28,749
Iliad SA	21	3,328
JCDecaux SA	298	6,799
Klepierre REIT	300	9,683
Lafarge SA	409	19,505
Lagardere SCA	300	8,432
Legrand SA	225	7,776
L’Oreal SA	327	40,200
LVMH Moet Hennessy Louis Vuitton SA	360	58,775
Natixis	4,162	11,376
Pernod-Ricard SA	300	32,327
PPR	177	27,651
Renault SA	255	11,920
Sanofi	1,728	141,384
Schneider Electric SA	669	42,250
Societe BIC SA	300	32,289
Societe Generale SA*	986	26,106
Sodexo	123	9,727
Suez Environnement Co.	1,192	13,359
Technip SA	129	13,588
Total SA	2,854	142,530
Unibail-Rodamco SE REIT	135	27,534
Vallourec SA	141	6,539
Vinci SA	559	24,320
Vivendi SA	1,737	34,062

		1,310,290

Germany—8.5%
Adidas AG	403	31,534
Allianz SE	610	66,959
BASF SE	1,195	92,906
Bayer AG	1,241	96,262
Bayerische Motoren Werke AG	453	32,854
Beiersdorf AG	132	9,464
Celesio AG	300	5,485
Commerzbank AG*	4,332	6,865
Continental AG	117	11,635
Daimler AG	1,396	68,479
Deutsche Bank AG (a)	1,243	44,206
Deutsche Boerse AG	382	19,666
Deutsche Lufthansa AG	1,010	12,462
Deutsche Post AG	1,611	31,296

Deutsche Telekom AG	3,542	42,257
E.ON AG	2,422	55,703
Fraport AG Frankfurt Airport Services Worldwide	300	16,714
Fresenius Medical Care AG & Co. KGaA	412	29,709
Fresenius SE & Co. KGaA	285	30,405
GEA Group AG	210	5,547
Hannover Rueckversicherung AG	300	18,327
Heidelbergcement AG	159	8,034
Hochtief AG*	205	9,607
Infineon Technologies AG	1,484	10,257
K+S AG	376	18,397
Kabel Deutschland Holding AG*	300	19,886
Lanxess AG	127	9,636
Linde AG	229	36,076
MAN SE	216	19,936
Merck KGaA	60	6,863
Muenchener Rueckversicherungs AG	237	35,086
RWE AG	660	27,681
SAP AG	1,334	87,939
Siemens AG	1,114	105,678
Suedzucker AG	300	10,060
ThyssenKrupp AG	535	10,659
Volkswagen AG	36	5,864

		1,150,394

Greece—0.1%
Coca-Cola Hellenic Bottling Co. SA*	892	16,672

Hong Kong—2.6%
AIA Group Ltd.	13,800	47,418
Cathay Pacific Airways Ltd.	10,000	16,297
Cheung Kong Holdings Ltd.	2,000	27,206
CLP Holdings Ltd.	5,000	41,678
Galaxy Entertainment Group Ltd.*	5,100	14,499
Hang Lung Properties Ltd.	2,600	8,884
Hong Kong Exchanges & Clearing Ltd.	1,300	17,264
Hutchison Whampoa Ltd.	2,000	17,496
Kerry Properties Ltd.	1,600	7,602
Li & Fung Ltd.	10,400	16,895
Link REIT (The)	3,100	13,829
MTR Corp.	9,000	32,259
New World Development Co. Ltd.	4,000	4,972
Power Assets Holdings Ltd.	1,900	15,397
Sands China Ltd.	3,400	12,011
Shangri-La Asia Ltd.	4,900	9,173
Sino Land Co. Ltd.	6,740	11,036
Sun Hung KAI Properties Ltd.	2,000	25,941
Swire Pacific Ltd., Class A	300	3,545
Wheelock & Co. Ltd.	2,200	8,382
Wynn Macau Ltd.	2,700	6,197

		357,981

Ireland—1.1%
CRH PLC	1,592	28,084
Elan Corp. PLC*	514	5,886
Experian PLC	2,539	40,478
Kerry Group PLC, Class A	118	5,653
Shire PLC	961	29,237
WPP PLC	2,538	32,844

		142,182

Israel—0.4%
Bank Hapoalim BM*	1,375	4,230
Teva Pharmaceutical Industries Ltd.	1,279	51,008

		55,238

Italy—1.9%
Assicurazioni Generali SpA	1,465	20,896
Autogrill SpA	598	5,100
Banca Monte dei Paschi di Siena SpA*	11,334	3,193
Banco Popolare SC*	2,477	3,614
Enel SpA	8,257	27,210
ENI SpA	3,033	67,220
Fiat Industrial SpA	591	5,951
Intesa Sanpaolo SpA	13,791	21,683
Luxottica Group SpA	300	10,943
Mediaset SpA	1,492	2,991
Mediobanca SpA	819	3,834
Pirelli & C SpA	598	6,581
Prysmian SpA	300	5,022
Saipem SpA	553	26,257
Telecom Italia SpA	21,320	19,844

Unicredit SpA*	4,992	19,766
Unione di Banche Italiane SCPA	1,286	4,316

		254,421

Japan—19.6%
Aisin Seiki Co. Ltd.	300	9,541
Asahi Kasei Corp.	800	4,159
Astellas Pharma, Inc.	1,000	48,790
Bank of Yokohama Ltd. (The)	3,000	13,909
Bridgestone Corp.	900	20,863
Canon, Inc.	1,500	49,716
Central Japan Railway Co.	3	26,094
Chubu Electric Power Co., Inc.	900	10,690
Chugai Pharmaceutical Co. Ltd.	300	5,977
Chugoku Electric Power Co., Inc. (The)	600	7,571
Credit Saison Co. Ltd.	300	7,016
Dai Nippon Printing Co. Ltd.	2,000	14,177
Dai-ichi Life Insurance Co. Ltd. (The)	12	12,215
Daiichi Sankyo Co. Ltd.	600	9,886
Daikin Industries Ltd.	300	7,989
Daito Trust Construction Co. Ltd.	200	19,516
Daiwa Securities Group, Inc.	3,000	10,844
Denso Corp.	900	30,002
Dentsu, Inc.	300	7,617
East Japan Railway Co.	700	46,849
Eisai Co. Ltd.	300	13,698
Electric Power Development Co. Ltd.	300	7,169
FamilyMart Co. Ltd.	200	9,643
Fanuc Corp.	400	65,342
Fast Retailing Co. Ltd.	200	46,669
FUJIFILM Holdings Corp.	700	11,614
Hitachi Ltd.	7,000	40,143
Hokkaido Electric Power Co., Inc.	600	4,613
Hokuriku Electric Power Co.	600	6,928
Honda Motor Co. Ltd.	2,200	69,460
Hoya Corp.	600	13,533
Ibiden Co. Ltd.	100	1,510
Inpex Corp.	3	17,051
Isetan Mitsukoshi Holdings Ltd.	900	9,380
Isuzu Motors Ltd.	1,000	5,096
ITOCHU Corp.	3,000	30,423
Japan Tobacco, Inc.	1,200	36,186
JFE Holdings, Inc.	400	5,048
JGC Corp.	700	21,547
Jupiter Telecommunications Co. Ltd.	3	3,062
JX Holdings, Inc.	3,000	15,518
Kaneka Corp.	2,000	9,886
Kansai Electric Power Co., Inc. (The)	1,000	7,459
Kao Corp.	400	12,078
Kawasaki Kisen Kaisha Ltd.*	2,000	2,682
KDDI Corp.	4	28,610
Keikyu Corp.	500	4,879
Keio Corp.	800	6,263
Keyence Corp.	110	28,970
Kirin Holdings Co. Ltd.	2,000	24,906
Kobe Steel Ltd.	16,000	12,261
Komatsu Ltd.	1,200	23,603
Konica Minolta Holdings, Inc.	300	2,219
Kubota Corp.	1,000	9,605
Kuraray Co. Ltd.	1,500	17,300
Kyocera Corp.	300	25,749
Kyushu Electric Power Co., Inc.	600	4,544
Lawson, Inc.	100	7,663
Makita Corp.	300	10,208
Mazda Motor Corp.*	7,000	8,404
McDonald’s Holdings Co. Japan Ltd.	300	8,506
Miraca Holdings, Inc.	100	4,477
Mitsubishi Chemical Holdings Corp.	1,800	6,966
Mitsubishi Corp.	1,800	33,083
Mitsubishi Electric Corp.	3,000	24,369
Mitsubishi Estate Co. Ltd.	2,000	35,072
Mitsubishi Gas Chemical Co., Inc.	1,000	5,607
Mitsubishi Heavy Industries Ltd.	6,200	25,657
Mitsubishi Materials Corp.	10,000	27,971
Mitsubishi Tanabe Pharma Corp.	900	13,346
Mitsubishi UFJ Financial Group, Inc.	16,800	76,387
Mitsui & Co. Ltd.	2,400	33,504
Mitsui Fudosan Co. Ltd.	500	9,279
Mizuho Financial Group, Inc.	33,100	53,268
MS&AD Insurance Group Holdings	600	9,457
Murata Manufacturing Co. Ltd.	300	14,790
NEC Corp.*	4,000	5,722
Nikon Corp.	300	8,246

Nintendo Co. Ltd.	300	33,565
Nippon Electric Glass Co. Ltd.	3,000	14,254
Nippon Steel Corp.	12,000	23,143
Nippon Telegraph & Telephone Corp.	900	41,554
Nishi-Nippon City Bank Ltd. (The)	4,000	8,532
Nissan Motor Co. Ltd.	3,300	30,768
Nisshin Steel Co. Ltd.	1,000	945
Nissin Foods Holdings Co. Ltd.	300	11,591
Nitori Holdings Co. Ltd.	50	5,007
Nitto Denko Corp.	200	9,234
Nomura Holdings, Inc.	6,300	20,760
NTT Data Corp.	3	8,943
NTT DoCoMo, Inc.	21	35,726
OJI Paper Co. Ltd.	600	1,878
Olympus Corp.*	100	1,973
Omron Corp.	200	3,903
Oriental Land Co. Ltd.	300	40,463
ORIX Corp.	150	13,871
Otsuka Holdings Co. Ltd.	400	12,200
Panasonic Corp.	3,000	20,384
Rakuten, Inc.	900	8,690
Resona Holdings, Inc.	2,400	9,349
Ricoh Co. Ltd.	2,000	15,735
Rinnai Corp.	300	21,841
Sankyo Co. Ltd.	300	13,851
Secom Co. Ltd.	300	15,155
Sega Sammy Holdings, Inc.	300	6,196
Seiko Epson Corp.	100	641
Sekisui Chemical Co. Ltd.	2,000	16,348
Sekisui House Ltd.	800	7,490
Seven & I Holdings Co. Ltd.	1,200	36,401
Sharp Corp.	1,000	2,529
Shikoku Electric Power Co., Inc.	300	3,644
Shin-Etsu Chemical Co. Ltd.	600	32,071
Shiseido Co. Ltd.	300	4,272
SMC Corp.	200	31,393
Softbank Corp.	1,200	48,892
Sony Corp.	1,800	20,254
Sumitomo Corp.	2,400	31,757
Sumitomo Mitsui Financial Group, Inc.	1,900	58,824
Sumitomo Mitsui Trust Holdings, Inc.	1,000	2,784
Sumitomo Realty & Development Co. Ltd.	2,100	51,203
Suzuki Motor Corp.	300	5,472
T&D Holdings, Inc.	900	9,104
Taisho Pharmaceutical Holdings Co. Ltd.	34	2,740
Takeda Pharmaceutical Co. Ltd.	1,000	46,874
Terumo Corp.	100	4,426
Toho Gas Co. Ltd.	2,000	13,053
Tohoku Electric Power Co., Inc.*	600	4,192
Tokio Marine Holdings, Inc.	1,200	28,722
Tokyo Electric Power Co., Inc. (The)*	2,700	4,518
Tokyo Electron Ltd.	300	14,081
Tokyo Gas Co. Ltd.	1,000	5,518
Tokyu Corp.	600	2,950
Toppan Printing Co. Ltd.	2,000	11,699
Toray Industries, Inc.	2,200	13,431
Toshiba Corp.	10,000	31,931
Toyota Industries Corp.	300	8,430
Toyota Motor Corp.	3,500	138,354
Toyota Tsusho Corp.	300	6,123
Trend Micro, Inc.	100	2,772
Unicharm Corp.	300	17,453
West Japan Railway Co.	100	4,374
Yahoo Japan Corp.	18	6,191
Yakult Honsha Co. Ltd.	300	12,874
Yamaguchi Financial Group, Inc.	2,000	16,706
Yamaha Corp.	400	4,016
Yamaha Motor Co. Ltd.	400	3,464
Yamato Holdings Co. Ltd.	400	6,642

		2,644,174

Luxembourg—0.0% (b)
Millicom International Cellular SA	39	3,357

Netherlands—5.1%
Aegon NV	1,433	7,359
Akzo Nobel NV	418	24,091
ASML Holding NV	567	32,118
European Aeronautic Defence & Space Co. NV	1,076	41,035
Fugro NV	300	18,252
Heineken Holding NV	448	20,731
Heineken NV	493	27,331

ING Groep NV*	5,494	42,029
Koninklijke Ahold NV	2,097	25,928
Koninklijke DSM NV	210	9,848
Koninklijke KPN NV	2,037	17,474
Koninklijke Philips Electronics NV	1,234	28,373
Randstad Holding NV	300	9,754
Royal Dutch Shell PLC, Class A	4,735	165,707
Royal Dutch Shell PLC, Class B	3,734	134,678
Tenaris SA	244	5,079
TNT Express NV	598	6,733
Unilever NV	2,115	73,769

		690,289

New Zealand—0.1%
Contact Energy Ltd.*	1,507	5,909
Fletcher Building Ltd.	576	3,077

		8,986

Norway—1.1%
Arcelormittal	1,075	16,030
DNB ASA	1,998	22,961
Seadrill Ltd.	642	26,399
Statoil ASA	1,525	39,155
Telenor ASA	1,794	32,782
Yara International ASA	234	11,451

		148,778

Portugal—0.2%
Galp Energia SGPS SA, Class B	892	13,402
Jeronimo Martins SGPS SA	598	9,989

		23,391

Singapore—2.0%
Capitaland Ltd.	3,100	7,486
City Developments Ltd.	2,000	18,484
DBS Group Holdings Ltd.	3,000	34,777
Global Logistic Properties Ltd.	21,000	39,927
Golden Agri-Resources Ltd.	5,000	2,848
Hutchison Port Holdings Trust, Class U	53,787	37,651
Jardine Cycle & Carriage Ltd.	300	11,141
Olam International Ltd.	4,000	6,161
Oversea-Chinese Banking Corp. Ltd.	4,000	29,811
SembCorp Industries Ltd.	2,100	9,519
SembCorp Marine Ltd.	2,200	8,825
Singapore Technologies Engineering Ltd.	2,800	7,660
Singapore Telecommunications Ltd.	6,000	16,318
United Overseas Bank Ltd.	3,000	45,945

		276,553

Spain—2.4%
Acciona SA	150	7,015
Amadeus It Holding SA, Class A	298	6,657
Banco Popular Espanol SA	4,238	9,664
Banco Santander SA	14,844	105,864
Bankia SA*	4,230	7,587
Distribuidora Internacional de Alimentacion SA	727	3,860
Enagas SA	388	7,205
Ferrovial SA	694	8,192
Gas Natural SDG SA	418	5,156
Iberdrola SA	6,184	24,532
Inditex SA	334	37,141
Red Electrica Corp. SA	208	9,005
Repsol YPF SA	991	18,242
Telefonica SA	5,971	75,405
Zardoya Otis SA	300	3,475

		329,000

Sweden—3.0%
ASSA Abloy AB, Class B	99	3,027
Atlas Copco AB, Class A	1,159	25,938
Atlas Copco AB, Class B	219	4,339
Boliden AB	300	4,408
Hennes & Mauritz AB, Class B	1,504	54,417
Hexagon AB, Class B	438	8,797
Husqvarna AB, Class B	892	4,277
Investment AB Kinnevik, Class B	291	5,884
Investor AB, Class B	168	3,481
Lundin Petroleum AB*	297	6,705
Modern Times Group AB, Class B	150	6,852
Nordea Bank AB	3,293	30,458
Sandvik AB	1,727	23,106
Scania AB, Class B	225	3,873
Securitas AB, Class B	324	2,415

Skandinaviska Enskilda Banken AB, Class A	3,413	26,130
Skanska AB, Class B	334	5,145
SKF AB, Class B	526	10,945
Svenska Handelsbanken AB, Class A	901	31,415
Swedbank AB, Class A	1,674	29,298
Swedish Match AB	397	16,498
Telefonaktiebolaget LM Ericsson, Class B	4,068	38,086
Teliasonera AB	3,910	27,024
Volvo AB, Class B	2,199	27,877

		400,395

Switzerland—9.4%
ABB Ltd.	2,871	49,950
Adecco SA	108	4,898
Aryzta AG	90	4,426
Baloise Holding AG	300	22,075
Cie Financiere Richemont SA	723	44,340
Credit Suisse Group AG	1,698	32,797
Geberit AG	48	10,121
Givaudan SA	7	6,606
Glencore International PLC	2,685	16,416
Holcim Ltd.	385	23,611
Julius Baer Group Ltd.	270	8,872
Kuehne + Nagel International AG	72	8,198
Lonza Group AG	66	3,056
Nestle SA	4,405	273,842
Novartis AG	3,073	181,057
Pargesa Holding SA	150	9,537
Roche Holding AG	937	170,578
Schindler Holding AG	300	35,414
Schindler Holding AG Participation Certificates	63	7,424
SGS SA	6	12,105
Sika AG	3	5,798
Sonova Holding AG	66	6,118
Sulzer AG	22	2,975
Swatch Group AG (The)	63	25,789
Swiss Life Holding AG	186	21,119
Swiss Re AG	526	32,975
Swisscom AG	30	12,048
Syngenta AG	126	42,484
Transocean Ltd.	448	21,680
UBS AG	5,152	57,634
Wolseley PLC	264	10,656
Xstrata PLC	3,478	52,586
Zurich Financial Services AG	204	49,039

		1,266,224

United Kingdom—18.8%
3i Group PLC	1,439	4,700
Aggreko PLC	168	6,295
Anglo American PLC	1,793	49,823
Antofagasta PLC	198	3,480
ARM Holdings PLC	2,189	19,951
Associated British Foods PLC	204	4,289
AstraZeneca PLC	2,172	101,275
Aviva PLC	4,807	24,891
Babcock International Group PLC	223	3,318
BAE Systems PLC	5,630	28,473
Barclays PLC	18,320	53,307
BG Group PLC	4,589	93,852
BHP Billiton PLC	2,853	83,173
BP PLC	25,349	177,645
British American Tobacco PLC	2,612	136,929
British Land Co. PLC REIT	1,339	11,471
British Sky Broadcasting Group PLC	2,187	26,427
BT Group PLC, Class A	9,732	33,626
Burberry Group PLC	267	5,736
Capita PLC	474	5,434
Carnival PLC	153	5,245
Centrica PLC	6,462	33,522
Cobham PLC	585	2,037
Compass Group PLC	3,099	34,889
Diageo PLC	3,179	87,075
Eurasian Natural Resources Corp. PLC	598	2,867
Fresnillo PLC	300	7,436
G4s PLC	610	2,451
GKN PLC	2,091	7,089
GlaxoSmithKline PLC	6,288	142,277
Hammerson PLC REIT	666	4,833
HSBC Holdings PLC	24,094	209,307
IMI PLC	211	2,881
Imperial Tobacco Group PLC	1,352	52,725
Intercontinental Hotels Group PLC	205	5,224

Intertek Group PLC	81	3,621
Invensys PLC	1,192	4,571
Investec PLC	848	5,055
ITV PLC	2,358	3,119
J Sainsbury PLC	634	3,298
Johnson Matthey PLC	286	10,904
Kazakhmys PLC	300	2,825
Kingfisher PLC	2,403	10,516
Land Securities Group PLC REIT	1,321	16,591
Legal & General Group PLC	4,745	9,644
Lloyds Banking Group PLC*	59,824	31,642
Marks & Spencer Group PLC	1,532	8,704
Meggitt PLC	373	2,341
National Grid PLC	4,966	53,896
Next PLC	157	8,912
Old Mutual PLC	4,239	11,200
Pearson PLC	1,598	30,322
Prudential PLC	3,710	46,362
Randgold Resources Ltd.	90	9,032
Reckitt Benckiser Group PLC	875	49,462
Reed Elsevier PLC	901	8,448
Rexam PLC	1,192	8,021
Rio Tinto PLC	1,818	78,966
Rolls-Royce Holdings PLC	3,166	41,272
Royal Bank of Scotland Group PLC*	3,364	12,088
SABMiller PLC	1,339	59,096
Sage Group PLC (The)	1,102	5,183
Segro PLC REIT	606	2,228
Serco Group PLC	243	2,170
Severn Trent PLC	300	8,246
Smith & Nephew PLC	267	2,828
Smiths Group PLC	342	5,675
SSE PLC	1,333	28,955
Standard Chartered PLC	3,235	71,477
Standard Life PLC	1,484	6,251
Subsea 7 SA	382	8,780
Tate & Lyle PLC	762	7,937
Tesco PLC	10,852	58,001
TUI Travel PLC	2,088	7,019
Tullow Oil PLC	1,223	26,469
Unilever PLC	2,088	75,062
Vedanta Resources PLC	300	4,132
Vodafone Group PLC	64,501	185,889
Weir Group PLC (The)	321	8,324
Whitbread PLC	300	10,146
WM Morrison Supermarkets PLC	1,874	8,332

		2,536,965

TOTAL COMMON STOCKS (Cost $13,493,491)		13,303,265

PREFERRED STOCKS—0.6%
Germany—0.6%
Henkel AG & Co. KGaA	421	31,820
Porsche Automobil Holding SE	177	9,150
RWE AG—Non Vote	300	11,303
Volkswagen AG	184	32,493

		84,766

TOTAL PREFERRED STOCKS (Cost $80,866)		84,766

TOTAL INVESTMENTS—99.1% (Cost $13,574,357)(c)		$13,388,031
Other assets less liabilities—0.9%		128,358

NET ASSETS—100.0%		$13,516,389

INDUSTRY BREAKDOWN AS OF AUGUST 31, 2012 (UNAUDITED)

	Value	% of Net Assets
Consumer, Non-cyclical	$3,099,355	22.9%
Financial	3,055,168	22.6
Industrial	1,567,248	11.6
Consumer, Cyclical	1,533,109	11.4
Basic Materials	1,112,158	8.2
Energy	1,107,492	8.2
Communications	980,232	7.3
Utilities	559,799	4.1
Technology	285,207	2.1
Diversified	88,263	0.7

TOTAL INVESTMENTS	13,388,031	99.1
Other assets less liabilities	128,358	0.9

NET ASSETS	$13,516,389	100.0%

As of August 31, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
E-mini MSCI Emerging Markets Index Futures	2	$146,850	9/21/2012	$8,905

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2012.

For the three-month period ended August 31, 2012 the average monthly volume of futures contracts was $120,167 at contract value.

As of August 31, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
HSBC	9/6/2012	AUD	597,000	USD	626,253	$9,804
HSBC	9/6/2012	AUD	14,000	USD	14,597	141
JP Morgan & Chase Co.	9/6/2012	AUD	597,000	USD	626,229	9,779
HSBC	9/6/2012	CHF	576,000	USD	590,903	(12,487)
JP Morgan & Chase Co.	9/6/2012	CHF	576,000	USD	590,958	(12,431)
The Bank of New York Mellon	9/6/2012	CHF	24,000	USD	24,354	(787)
HSBC	9/6/2012	DKK	580,500	USD	96,152	(1,850)
JP Morgan & Chase Co.	9/6/2012	DKK	580,500	USD	96,129	(1,873)
HSBC	9/6/2012	EUR	1,520,000	USD	1,872,731	(39,238)
JP Morgan & Chase Co.	9/6/2012	EUR	1,520,000	USD	1,872,666	(39,303)
The Bank of New York Mellon	9/6/2012	EUR	5,000	USD	6,092	(198)
HSBC	9/6/2012	GBP	964,500	USD	1,511,121	(20,332)
HSBC	9/6/2012	GBP	15,000	USD	23,262	(555)
JP Morgan & Chase Co.	9/6/2012	GBP	964,500	USD	1,511,142	(20,311)
The Bank of New York Mellon	9/6/2012	GBP	5,000	USD	7,755	(184)
HSBC	9/6/2012	HKD	1,405,000	USD	181,221	68
JP Morgan & Chase Co.	9/6/2012	HKD	1,405,000	USD	181,223	69
The Bank of New York Mellon	9/6/2012	HKD	135,000	USD	17,411	5
HSBC	9/6/2012	ILS	117,500	USD	29,438	176
JP Morgan & Chase Co.	9/6/2012	ILS	117,500	USD	29,436	174
HSBC	9/6/2012	JPY	106,189,500	USD	1,360,096	3,760
JP Morgan & Chase Co.	9/6/2012	JPY	106,189,500	USD	1,360,103	3,767
The Bank of New York Mellon	9/6/2012	JPY	1,300,000	USD	16,627	23
HSBC	9/6/2012	NOK	407,000	USD	67,573	(2,640)
JP Morgan & Chase Co.	9/6/2012	NOK	407,000	USD	67,574	(2,639)
HSBC	9/6/2012	NZD	5,500	USD	4,455	38
JP Morgan & Chase Co.	9/6/2012	NZD	5,500	USD	4,455	38
HSBC	9/6/2012	SEK	1,387,500	USD	204,074	(5,398)
JP Morgan & Chase Co.	9/6/2012	SEK	1,387,500	USD	204,075	(5,397)
HSBC	9/6/2012	SGD	174,000	USD	139,833	243
JP Morgan & Chase Co.	9/6/2012	SGD	174,000	USD	139,841	250
HSBC	9/6/2012	USD	2,518	AUD	2,400	(39)
HSBC	9/6/2012	USD	628,872	AUD	608,600	(445)
HSBC	9/6/2012	USD	23,698	CHF	23,100	501
HSBC	9/6/2012	USD	580,426	CHF	552,900	(1,235)
HSBC	9/6/2012	USD	98,203	DKK	580,500	(201)
HSBC	9/6/2012	USD	8,624	EUR	7,000	181
HSBC	9/6/2012	USD	1,907,177	EUR	1,513,000	(4,014)
HSBC	9/6/2012	USD	28,985	GBP	18,500	390
HSBC	9/6/2012	USD	1,526,438	GBP	961,000	(542)
HSBC	9/6/2012	USD	17,129	HKD	132,800	(7)
HSBC	9/6/2012	USD	164,022	HKD	1,272,200	9
HSBC	9/6/2012	USD	29,270	ILS	117,500	(9)
HSBC	9/6/2012	USD	15,741	JPY	1,229,000	(44)
HSBC	9/6/2012	USD	1,340,509	JPY	104,960,500	129
HSBC	9/6/2012	USD	70,259	NOK	407,000	(45)
HSBC	9/6/2012	USD	4,418	NZD	5,500	(1)
HSBC	9/6/2012	USD	209,523	SEK	1,387,500	(51)
HSBC	9/6/2012	USD	24,030	SGD	30,000	38
HSBC	9/6/2012	USD	115,440	SGD	144,000	83
JP Morgan & Chase Co.	9/6/2012	USD	616,857	AUD	597,000	(407)
JP Morgan & Chase Co.	9/6/2012	USD	604,672	CHF	576,000	(1,283)
JP Morgan & Chase Co.	9/6/2012	USD	98,203	DKK	580,500	(201)
JP Morgan & Chase Co.	9/6/2012	USD	1,915,992	EUR	1,520,000	(4,023)
JP Morgan & Chase Co.	9/6/2012	USD	1,531,947	GBP	964,500	(494)
JP Morgan & Chase Co.	9/6/2012	USD	181,145	HKD	1,405,000	8
JP Morgan & Chase Co.	9/6/2012	USD	29,272	ILS	117,500	(10)
JP Morgan & Chase Co.	9/6/2012	USD	1,356,214	JPY	106,189,500	122
JP Morgan & Chase Co.	9/6/2012	USD	70,261	NOK	407,000	(48)
JP Morgan & Chase Co.	9/6/2012	USD	4,418	NZD	5,500	(1)
JP Morgan & Chase Co.	9/6/2012	USD	209,525	SEK	1,387,500	(53)
JP Morgan & Chase Co.	9/6/2012	USD	139,490	SGD	174,000	100
The Bank of New York Mellon	9/6/2012	USD	25,195	CHF	24,000	(54)
The Bank of New York Mellon	9/6/2012	USD	6,303	EUR	5,000	(13)
The Bank of New York Mellon	9/6/2012	USD	7,942	GBP	5,000	(3)

The Bank of New York Mellon	9/6/2012	USD	17,405	HKD	135,000	1
The Bank of New York Mellon	9/6/2012	USD	16,603	JPY	1,300,000	2
HSBC	10/3/2012	AUD	605,500	USD	624,095	442
JP Morgan & Chase Co.	10/3/2012	AUD	605,500	USD	624,069	416
HSBC	10/3/2012	CHF	572,500	USD	601,239	1,248
JP Morgan & Chase Co.	10/3/2012	CHF	572,500	USD	601,247	1,255
HSBC	10/3/2012	DKK	582,000	USD	98,510	195
JP Morgan & Chase Co.	10/3/2012	DKK	582,000	USD	98,511	196
HSBC	10/3/2012	EUR	1,545,000	USD	1,948,013	4,052
JP Morgan & Chase Co.	10/3/2012	EUR	1,545,000	USD	1,948,021	4,060
HSBC	10/3/2012	GBP	963,000	USD	1,529,456	535
JP Morgan & Chase Co.	10/3/2012	GBP	963,000	USD	1,529,406	485
HSBC	10/3/2012	HKD	1,406,500	USD	181,347	(11)
JP Morgan & Chase Co.	10/3/2012	HKD	1,406,500	USD	181,347	(10)
HSBC	10/3/2012	ILS	113,000	USD	28,116	10
JP Morgan & Chase Co.	10/3/2012	ILS	113,000	USD	28,113	6
HSBC	10/3/2012	JPY	106,795,500	USD	1,364,206	(157)
JP Morgan & Chase Co.	10/3/2012	JPY	106,795,500	USD	1,364,201	(162)
HSBC	10/3/2012	NOK	410,500	USD	70,791	45
JP Morgan & Chase Co.	10/3/2012	NOK	410,500	USD	70,790	44
HSBC	10/3/2012	NZD	5,500	USD	4,410	1
JP Morgan & Chase Co.	10/3/2012	NZD	5,500	USD	4,410	1
HSBC	10/3/2012	SEK	1,350,000	USD	203,632	42
JP Morgan & Chase Co.	10/3/2012	SEK	1,350,000	USD	203,631	41
HSBC	10/3/2012	SGD	171,500	USD	137,481	(102)
JP Morgan & Chase Co.	10/3/2012	SGD	171,500	USD	137,481	(102)

						$(136,417)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2012.

For the three-month period ended August 31, 2012 the average monthly volume of forward foreign currency contracts was $11,690,398 at market value.

Currency Abbrevations

AUD—Australian Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro

GBP—Pound Sterling

HKD—Hong Kong Dollar

ILS—Israeli New Sheqel

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

USD – U.S. Dollar

REIT—Real Estate Investment Trust.

*	Non-Income producing securities.

(a) Affiliated company. The Sub-Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2012	Dividend Income
Deutsche Bank AG	$104,799	$—	$—	$(60,593)	$—	$44,206	$2,434

(b) Less than 0.1%

(c) At August 31, 2012, the aggregate cost of investments for Federal income tax purposes was $13,686,326. The net unrealized depreciation was $298,295 which consisted of aggregate gross unrealized appreciation of $582,398 and aggregate gross unrealized depreciation of $880,693.

SCHEDULE OF INVESTMENTS

DB-X MSCI EMERGING MARKETS CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS—91.6%

Brazil—6.0%
Banco do Brasil SA	700	$7,994
Banco Santander Brasil SA	1,000	7,685
BM&FBovespa SA	2,300	12,180
BR Malls Participacoes SA	900	11,217
BRF—Brasil Foods SA	800	12,852
CCR SA	1,600	14,377
Centrais Eletricas Brasileiras SA	800	5,131
Cia Siderurgica Nacional SA	900	4,434
Cielo SA	480	14,190
Cosan SA Industria e Comercio	200	3,330
CPFL Energia SA	400	4,237
Duratex SA	400	2,406
Ecorodovias Infraestrutura e Logistica SA	400	3,320
EDP—Energias do Brasil SA	300	1,917
Embraer SA	1,300	8,966
HRT Participacoes em Petroleo SA*	300	687
JBS SA*	900	2,558
Localiza Rent a Car SA	200	3,527
Lojas Renner SA	200	6,593
Multiplan Empreendimentos Imobiliarios SA	100	2,557
Natura Cosmeticos SA	400	10,030
OGX Petroleo e Gas Participacoes SA*	1,500	4,655
Oi SA	39	176
PDG Realty SA Empreendimentos e Participacoes	1,700	3,308
Petroleo Brasileiro SA	4,100	43,023
Redecard SA	700	11,570
Souza Cruz SA	300	4,021
Tim Participacoes SA	1,000	3,976
Totvs SA	200	3,887
Tractebel Energia SA	200	3,326
Ultrapar Participacoes SA	600	12,828
Vale SA	1,600	26,626

		257,584

Chile—1.9%
AES Gener SA	5,200	2,931
Banco de Credito e Inversiones	103	6,498
Banco Santander Chile	60,375	4,324
Capital SA	100	3,368
Cencosud SA	1,355	7,855
Colbun SA*	10,500	2,976
Corpbanca	190,700	2,271
E.CL SA	1,100	2,673
Empresa Nacional de Electricidad SA	5,337	8,817
Empresas CMPC SA	1,950	7,245
Empresas COPEC SA	543	7,821
Enersis SA	22,969	7,573
ENTEL Chile SA	200	3,857
Lan Airlines SA	384	9,103
SACI Falabella	460	4,190

		81,502

China—17.0%
Agile Property Holdings Ltd.	1,800	2,066
Agricultural Bank of China Ltd., Class H	20,000	7,375
Air China Ltd., Class H	3,100	1,867
Angang Steel Co. Ltd., Class H*	2,900	1,417
Anhui Conch Cement Co. Ltd., Class H	2,500	6,241
Anta Sports Products Ltd.	6,000	3,551
Bank of China Ltd., Class H	100,000	36,359
Bank of Communications Co. Ltd., Class H	11,000	7,191
Beijing Enterprises Holdings Ltd.	900	5,953
Belle International Holdings Ltd., Class A	5,000	9,025
Brilliance China Automotive Holdings Ltd.*	3,400	3,323
Byd Co. Ltd., Class H*	3,500	6,101
China Citic Bank Corp. Ltd., Class H	10,000	4,771
China Coal Energy Co. Ltd., Class H	8,000	6,663

China Communications Construction Co. Ltd., Class H	6,000	4,611
China Construction Bank Corp., Class H	80,000	52,604
China Life Insurance Co. Ltd., Class H	9,000	24,078
China Longyuan Power Group Corp., Class H	10,000	6,486
China Mengniu Dairy Co. Ltd.	2,000	6,021
China Merchants Bank Co. Ltd., Class H	4,500	7,763
China Minsheng Banking Corp. Ltd., Class H	8,500	6,926
China Mobile Ltd.	7,000	74,730
China National Building Material Co. Ltd., Class H	6,000	5,616
China Overseas Land & Investment Ltd.	6,000	13,552
China Pacific Insurance Group Co. Ltd., Class H	2,400	7,117
China Petroleum & Chemical Corp., Class H	20,000	18,824
China Resources Cement Holdings Ltd.	3,300	1,455
China Resources Enterprise Ltd.	2,000	5,944
China Resources Power Holdings Co. Ltd.	2,900	6,199
China Rongsheng Heavy Industries Group Holdings Ltd.	17,000	2,324
China Shanshui Cement Group Ltd.	10,000	5,222
China Shenhua Energy Co. Ltd., Class H	4,000	14,569
China State Construction International Holdings Ltd.	2,900	3,088
China Telecom Corp. Ltd., Class H	18,000	9,887
China Unicom Hong Kong Ltd.	8,000	12,666
China Yurun Food Group Ltd.*	3,000	1,833
China Zhongwang Holdings Ltd.*	7,100	2,874
CNOOC Ltd.	19,000	35,962
Country Garden Holdings Co. Ltd.*	24,129	8,462
Dongfeng Motor Group Co. Ltd., Class H	6,000	7,767
ENN Energy Holdings Ltd.	900	3,551
Fosun International Ltd.	12,500	5,900
GOME Electrical Appliances Holding Ltd.	13,000	1,123
Guangdong Investment Ltd.	6,100	4,507
Hengan International Group Co. Ltd.	500	5,028
Industrial & Commercial Bank of China, Class H	84,000	45,487
Intime Department Store Group Co. Ltd.	1,700	1,747
Kunlun Energy Co. Ltd.	4,000	6,839
Lee & Man Paper Manufacturing Ltd.	17,000	6,970
Lenovo Group Ltd.	8,000	6,498
Longfor Properties Co. Ltd.	3,200	4,613
Minmetals Resources Ltd.*	4,000	1,490
Nine Dragons Paper Holdings Ltd.	11,000	4,950
Parkson Retail Group Ltd.	7,000	5,686
PetroChina Co. Ltd., Class H	30,000	36,166
PICC Property & Casualty Co. Ltd., Class H	6,000	7,218
Ping An Insurance Group Co., Class H	2,000	14,441
Poly Hong Kong Investments Ltd.*	15,000	7,427
Sany Heavy Equipment International Holdings Co. Ltd.	2,800	1,451
Shanghai Industrial Holdings Ltd.	3,000	8,239
Shougang Fushan Resources Group Ltd	4,900	1,289
Sinopharm Group Co. Ltd., Class H	900	2,860
Soho China Ltd.	12,000	7,674
Tencent Holdings Ltd.	1,300	39,724
Tingyi Cayman Islands Holding Corp.	4,000	11,836
Tsingtao Brewery Co. Ltd., Class H	800	4,291
Uni-President China Holdings Ltd.	5,900	6,086
Want Want China Holdings Ltd.	11,000	13,616
Wumart Stores, Inc., Class H	2,300	3,879
Yanzhou Coal Mining Co. Ltd., Class H	4,000	5,704
Zhongsheng Group Holdings Ltd.	3,100	3,897

		728,670

Colombia—1.2%
Almacenes Exito SA	200	3,268
BanColombia SA, ADR	200	11,492
Cementos Argos SA	500	1,946
Ecopetrol SA, ADR	300	17,356
Grupo de Inversiones Suramericana SA	450	7,480
Interconexion Electrica SA Esp	800	4,807
Isagen SA Esp	3,800	5,135

		51,484

Czech Republic—0.2%
CEZ AS	200	7,851
Telefonica Czech Republic AS	100	2,120

		9,971

Egypt—0.2%
Orascom Construction Industries	222	10,098

Hungary—0.1%
MOL Hungarian Oil & Gas PLC	78	5,740

India—6.4%
Axis Bank Ltd. GDR	1,300	23,582
Dr Reddy’s Laboratories Ltd., ADR	1,100	33,044
HDFC Bank Ltd., ADR	1,500	50,370
ICICI Bank Ltd., ADR	800	26,024
Infosys Ltd., ADR	500	21,265
Larsen & Toubro Ltd. GDR	1,200	29,400
Reliance Industries Ltd. GDR 144A	1,600	43,760
Sterlite Industries India Ltd., ADR	2,200	15,532
Tata Motors Ltd., ADR	600	12,672
Wipro Ltd., ADR	2,400	18,672

		274,321

Indonesia—3.3%
Adaro Energy Tbk PT	29,500	4,239
Astra Agro Lestari Tbk PT	1,000	2,339
Astra International Tbk PT	25,000	17,699
Bank Central Asia Tbk PT	14,500	11,787
Bank Danamon Indonesia Tbk PT	14,000	8,810
Bank Mandiri Tbk PT	12,500	10,225
Bank Negara Indonesia Persero Tbk PT	9,500	3,711
Bank Rakyat Indonesia Persero Tbk PT	13,500	9,840
Bumi Resources Tbk PT	20,000	1,468
Charoen Pokphand Indonesia Tbk PT	17,900	5,068
Gudang Garam Tbk PT	1,000	5,254
Indo Tambangraya Megah PT	2,000	8,012
Indosat Tbk PT	16,500	8,825
Perusahaan Gas Negara PT	21,500	8,343
Semen Gresik Persero Tbk PT	4,000	5,202
Telekomunikasi Indonesia Tbk PT	12,000	11,704
Unilever Indonesia Tbk PT	2,000	5,684
United Tractors Tbk PT	4,000	8,411
XL Axiata Tbk PT	4,400	3,323

		139,944

Malaysia—3.8%
AirAsia Bhd	3,100	3,423
AMMB Holdings Bhd	2,200	4,471
Axiata Group Bhd	3,300	6,326
British American Tobacco Malaysia Bhd	200	4,083
CIMB Group Holdings Bhd	5,800	14,461
DiGi.Com Bhd	4,000	6,158
Genting Bhd	6,600	12,376
Hong Leong Bank Bhd	700	3,011
IOI Corp. Bhd	5,700	9,376
Kuala Lumpur Kepong Bhd	700	5,207
Lafarge Malayan Cement Bhd	1,300	3,578
Malayan Banking Bhd	3,900	11,421
Malaysia Marine & Heavy Engineering Holdings Bhd	1,200	1,836
Maxis Bhd	2,900	6,534
MMC Corp. Bhd	3,300	2,588
Petronas Chemicals Group Bhd	4,300	8,918
Petronas Dagangan Bhd	600	4,301
Petronas Gas Bhd	1,000	6,203
Public Bank Bhd	2,300	10,556
RHB Capital Bhd	900	2,097
Sime Darby Bhd	3,300	10,361
Telekom Malaysia Bhd	2,400	4,670
Tenaga Nasional Bhd	4,400	9,632
UMW Holdings Bhd	1,300	4,244
YTL Corp. Bhd	6,293	3,645
YTL Power International Bhd	4,300	2,395

		161,871

Mexico—4.7%
Alfa SAB de CV, Class A	400	6,332
America Movil SAB de CV	45,100	57,862
Arca Continental SAB de CV	1,000	6,274

Cemex SAB de CV*	12,688	9,369
Coca-Cola Femsa SAB de CV	400	4,875
Fomento Economico Mexicano SAB de CV	2,300	19,368
Grupo Bimbo SAB de CV	2,200	4,782
Grupo Carso SAB de CV	900	2,959
Grupo Financiero Banorte SAB de CV, Class O	2,200	11,208
Grupo Financiero Inbursa SA, Class O	4,200	11,375
Grupo Mexico SAB de CV	4,611	13,661
Grupo Modelo SAB de CV	900	8,137
Grupo Televisa SAB de CV	2,800	12,881
Industrias Penoles SAB de CV	270	11,015
Minera Frisco SAB de CV*	800	3,060
Wal-Mart de Mexico SAB de CV	7,500	19,989

		203,147

Peru—0.8%
Cia de Minas Buenaventura SA, Class B, ADR	300	10,398
Credicorp Ltd.	100	12,053
Southern Copper Corp.	304	9,892

		32,343

Philippines—1.0%
Aboitiz Power Corp.	4,600	3,717
Ayala Land, Inc.	8,700	4,632
Bank of the Philippine Islands	2,300	4,100
BDO Unibank, Inc.	2,369	3,437
Energy Development Corp.	20,200	2,871
Manila Electric Co.	500	2,942
Metropolitan Bank & Trust	1,900	4,112
Philippine Long Distance Telephone Co.	100	6,512
San Miguel Corp.	1,900	5,058
SM Investments Corp.	200	3,370

		40,751

Poland—1.4%
Bank Pekao SA	163	7,407
Enea SA	400	1,989
Grupa Lotos SA*	200	1,598
Kernel Holding SA*	100	2,052
KGHM Polska Miedz SA	167	6,545
PGE SA	1,094	6,169
Polski Koncern Naftowy Orlen SA*	521	6,138
Powszechna Kasa Oszczednosci Bank Polski SA	746	8,013
Powszechny Zaklad Ubezpieczen SA	70	7,297
Synthos SA	1,600	2,636
Tauron Polska Energia SA	1,300	1,914
Telekomunikacja Polska SA	1,489	7,458

		59,216

Russia—6.2%
Gazprom OAO, ADR	2,800	27,062
LSR Group GDR	6,424	26,499
Lukoil OAO, ADR	700	39,759
Magnit OJSC GDR	173	5,517
Mechel, ADR	100	573
MMC Norilsk Nickel OJSC, ADR	1,892	28,115
Mobile Telesystems OJSC, ADR	400	7,364
NovaTek OAO GDR	286	34,120
Novolipetsk Steel OJSC GDR	194	3,508
Rosneft Oil Co. GDR	5,600	33,096
Severstal OAO GDR	300	3,402
Sistema JSFC GDR	336	6,623
Surgutneftegas OJSC, ADR	1,700	14,773
Tatneft, ADR	400	15,268
TMK OAO GDR	189	2,599
VTB Bank OJSC GDR	5,000	16,350

		264,628

South Africa—7.7%
AngloGold Ashanti Ltd., ADR	2,200	70,180
Gold Fields Ltd., ADR	5,500	67,760
Harmony Gold Mining Co. Ltd., ADR	3,700	31,598
Impala Platinum Holdings Ltd., ADR	2,100	33,075
Sappi Ltd., ADR*	8,000	21,520
Sasol Ltd., ADR	2,400	103,968

		328,101

South Korea—15.2%
Amorepacific Corp.	5	5,151
Celltrion, Inc.	289	7,680
Cheil Industries, Inc.	81	7,389
Daewoo Engineering & Construction Co. Ltd.*	300	2,644
Daewoo International Corp.	100	3,027
DGB Financial Group, Inc.	200	2,309
Doosan Corp.	26	3,105
Doosan Heavy Industries & Construction Co. Ltd.	100	5,218
Doosan Infracore Co. Ltd.*	100	1,560
E-Mart Co. Ltd.	27	5,878
GS Engineering & Construction Corp.	46	2,846
Hana Financial Group, Inc.	280	8,366
Hankook Tire Co. Ltd.	100	3,666
Hanwha Corp.	100	2,904
Honam Petrochemical Corp.	28	5,775
Hynix Semiconductor, Inc.*	600	11,211
Hyundai Department Store Co. Ltd.	18	2,261
Hyundai Engineering & Construction Co. Ltd.	129	7,208
Hyundai Heavy Industries Co. Ltd.	50	10,202
Hyundai Merchant Marine Co. Ltd.*	100	2,415
Hyundai Mipo Dockyard	18	1,943
Hyundai Mobis	81	21,952
Hyundai Motor Co.	220	46,632
Hyundai Steel Co.	92	6,779
Hyundai Wia Corp.	23	3,649
Kangwon Land, Inc.	100	2,045
KB Financial Group, Inc.	562	18,203
KIA Motors Corp.	365	23,837
Korea Electric Power Corp.*	380	8,239
Korea Exchange Bank*	400	3,014
Korea Gas Corp.	100	5,024
Korea Kumho Petrochemical	14	1,388
Korea Life Insurance Co. Ltd.	400	2,503
Korean Air Lines Co. Ltd.*	100	4,186
KT&G Corp.	165	12,492
LG Chem Ltd.	55	14,590
LG Corp.	133	7,338
LG Display Co. Ltd.*	320	7,319
LG Electronics, Inc.	117	7,260
LG Household & Health Care Ltd.	13	7,127
LG Uplus Corp.	600	4,019
Lotte Shopping Co. Ltd.	22	6,195
LS Corp.	100	7,738
NCSoft Corp.	20	4,451
NHN Corp.	57	13,036
OCI Co. Ltd.	26	4,354
POSCO	78	25,367
Samsung C&T Corp.	149	8,471
Samsung Card Co.	100	3,168
Samsung Electro-Mechanics Co. Ltd.	117	10,033
Samsung Electronics Co. Ltd.	138	149,964
Samsung Engineering Co. Ltd.	44	7,465
Samsung Fire & Marine Insurance Co. Ltd.	49	10,105
Samsung Heavy Industries Co. Ltd.	240	7,858
Samsung Life Insurance Co. Ltd.	117	9,951
Samsung SDI Co. Ltd.	66	8,318
Shinhan Financial Group Co. Ltd.	510	15,867
SK C&C Co. Ltd.	25	2,413
SK Holdings Co. Ltd.	53	7,801
SK Innovation Co. Ltd.	100	14,410
SK Networks Co. Ltd.	300	2,496
SK Telecom Co. Ltd., ADR	200	2,868
S-Oil Corp.	74	6,718
Woongjin Coway Co. Ltd.	100	3,459
Woori Finance Holdings Co. Ltd.	790	7,520

		650,380

Taiwan—11.1%
Advanced Semiconductor Engineering, Inc., ADR	14,821	54,838
AU Optronics Corp., ADR*	10,800	32,724
Chunghwa Telecom Co. Ltd., ADR	2,200	66,088
Hon Hai Precision Industry Co. Ltd. GDR	23,045	132,739

Siliconware Precision Industries Co., ADR	8,700	48,459
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,800	99,960
United Microelectronics Corp., ADR	19,700	39,991

		474,799

Thailand—1.6%
Bangkok Bank PCL, NVDR	1,700	10,199
Bank of Ayudhya PCL, NVDR	3,400	3,445
Indorama Ventures PCL, NVDR	2,200	2,019
IRPC PCL, NVDR	16,900	2,028
Kasikornbank PCL, NVDR	2,300	12,405
Krung Thai Bank PCL, NVDR	5,200	2,755
PTT Exploration & Production PCL, NVDR	1,800	8,559
PTT PCL, NVDR	1,000	10,532
Siam Commercial Bank PCL, NVDR	2,900	13,881
Thai Oil PCL, NVDR	1,300	2,717

		68,540

Turkey—1.8%
Akbank TAS	2,182	8,612
Arcelik AS	600	3,318
Bim Birlesik Magazalar AS	198	8,136
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,700	2,486
Enka Insaat ve Sanayi AS	1,120	3,103
Eregli Demir ve Celik Fabrikalari TAS	1,725	1,924
Haci Omer Sabanci Holding AS	700	3,009
Turk Hava Yollari*	1,320	2,612
Turk Telekomunikasyon AS	600	2,375
Turkcell Iletisim Hizmetleri AS*	1,768	10,496
Turkiye Garanti Bankasi AS	2,508	10,753
Turkiye Halk Bankasi AS	400	3,606
Turkiye Is Bankasi, Class C	3,168	9,647
Turkiye Vakiflar Bankasi Tao, Class D	1,300	2,944
Yapi ve Kredi Bankasi AS*	1,200	2,797

		75,818

TOTAL COMMON STOCKS (Cost $4,551,800)		3,918,908

PREFERRED STOCKS—7.5%
Brazil—6.9%
AES Tiete SA	200	2,734
Banco Bradesco SA	2,300	37,391
Bradespar SA	500	6,527
Braskem SA	200	1,261
Cia Brasileira de Distribuicao Grupo Pao de Acucar	200	8,414
Cia de Bebidas das Americas	900	34,073
Cia de Transmissao de Energia Electrica Paulista	100	2,222
Cia Energetica de Minas Gerais	750	12,802
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	100	916
Gerdau SA	1,000	8,843
Itau Unibanco Holding SA	3,100	48,411
Itausa—Investimentos Itau SA	3,080	14,187
Klabin SA	900	4,035
Metalurgica Gerdau SA, Class A	500	5,473
Oi SA	400	1,519
Petroleo Brasileiro SA	5,400	55,200
Telefonica Brasil SA	500	10,838
Vale SA	2,400	39,230

		294,076

Chile—0.2%
Sociedad Quimica y Minera de Chile SA, Class B	165	10,172

Colombia—0.0% (a)
Grupo Argos SA	155	1,496

South Korea—0.4%
Samsung Electronics Co. Ltd.	25	16,063

TOTAL PREFERRED STOCKS (Cost $387,544)		321,807

RIGHTS—0.0% (a)
Thailand—0.0% (a)
Krung Thai Bank PCL, NVDR*, expires 10/29/12	1,300	166

TOTAL RIGHTS (Cost $0)		166

TOTAL INVESTMENTS—99.1% (Cost $4,939,344)(b)		$4,240,881
Other assets less liabilities—0.9%		38,527

NET ASSETS—100.0%		$4,279,408

INDUSTRY BREAKDOWN AS OF AUGUST 31, 2012 (UNAUDITED)

	Value	% of Net Assets
Financial	$911,695	21.3%
Basic Materials	646,534	15.1
Energy	545,329	12.8
Technology	473,221	11.1
Communications	417,383	9.8
Industrial	382,686	8.9
Consumer, Non-cyclical	343,336	8.0
Consumer, Cyclical	301,302	7.0
Utilities	155,697	3.6
Diversified	63,698	1.5

TOTAL INVESTMENTS	4,240,881	99.1
Other assets less liabilities	38,527	0.9

NET ASSETS	$4,279,408	100.0%

As of August 31, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
E-mini MSCI Emerging Markets Index Futures	1	$47,365	9/21/2012	$1,705

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2012.

For the three-month period ended August 31, 2012 the average monthly volume of futures contracts was $47,292 at contract value.

As of August 31, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
HSBC	9/6/2012	BRL	583,000	USD	282,372	$(4,548)
JP Morgan & Chase Co.	9/6/2012	BRL	583,000	USD	282,749	(4,170)
JP Morgan & Chase Co.	9/6/2012	CLP	45,782,000	USD	94,513	(720)
JP Morgan & Chase Co.	9/6/2012	COP	97,020,000	USD	53,855	721
JP Morgan & Chase Co.	9/6/2012	CZK	183,000	USD	8,886	(372)
JP Morgan & Chase Co.	9/6/2012	EGP	51,000	USD	8,360	21
HSBC	9/6/2012	HKD	5,740,000	USD	740,363	277
HSBC	9/6/2012	HKD	40,000	USD	5,159	1
HSBC	9/6/2012	HKD	286,375	USD	36,930	6
The Bank of New York Mellon	9/6/2012	HKD	300,000	USD	38,679	(2)
JP Morgan & Chase Co.	9/6/2012	HUF	1,355,000	USD	5,916	(78)
HSBC	9/6/2012	IDR	1,364,918,000	USD	143,676	649
HSBC	9/6/2012	INR	15,614,000	USD	278,996	(1,354)
HSBC	9/6/2012	KRW	375,451,000	USD	330,998	217
JP Morgan & Chase Co.	9/6/2012	KRW	375,451,000	USD	333,724	2,943
JP Morgan & Chase Co.	9/6/2012	MXN	2,817,000	USD	211,438	(1,784)
HSBC	9/6/2012	MYR	506,000	USD	161,275	(601)
HSBC	9/6/2012	PHP	1,766,000	USD	42,260	296
JP Morgan & Chase Co.	9/6/2012	PLN	192,000	USD	57,367	(522)
JP Morgan & Chase Co.	9/6/2012	RUB	7,597,000	USD	234,729	(655)
HSBC	9/6/2012	THB	2,219,000	USD	70,373	(413)
HSBC	9/6/2012	TRY	133,000	USD	73,815	769
HSBC	9/6/2012	TWD	13,494,000	USD	450,055	(488)
HSBC	9/6/2012	USD	287,327	BRL	583,000	(408)
HSBC	9/6/2012	USD	782,126	HKD	6,066,375	42
HSBC	9/6/2012	USD	143,148	IDR	1,364,918,000	(121)
HSBC	9/6/2012	USD	280,701	INR	15,614,000	(351)
HSBC	9/6/2012	USD	330,910	KRW	375,451,000	(130)

HSBC	9/6/2012	USD	161,946	MYR	506,000	(70)
HSBC	9/6/2012	USD	41,973	PHP	1,766,000	(9)
HSBC	9/6/2012	USD	70,815	THB	2,219,000	(30)
HSBC	9/6/2012	USD	73,137	TRY	133,000	(91)
HSBC	9/6/2012	USD	450,536	TWD	13,494,000	8
JP Morgan & Chase Co.	9/6/2012	USD	287,291	BRL	583,000	(372)
JP Morgan & Chase Co.	9/6/2012	USD	95,379	CLP	45,782,000	(146)
JP Morgan & Chase Co.	9/6/2012	USD	53,191	COP	97,020,000	(56)
JP Morgan & Chase Co.	9/6/2012	USD	9,262	CZK	183,000	(4)
JP Morgan & Chase Co.	9/6/2012	USD	8,361	EGP	51,000	(22)
JP Morgan & Chase Co.	9/6/2012	USD	6,006	HUF	1,355,000	(11)
JP Morgan & Chase Co.	9/6/2012	USD	331,670	KRW	375,451,000	(890)
JP Morgan & Chase Co.	9/6/2012	USD	211,438	MXN	2,817,000	1,784
JP Morgan & Chase Co.	9/6/2012	USD	57,847	PLN	192,000	42
JP Morgan & Chase Co.	9/6/2012	USD	235,566	RUB	7,597,000	(182)
JP Morgan & Chase Co.	9/6/2012	USD	326,187	ZAR	2,750,000	810
The Bank of New York Mellon	9/6/2012	USD	38,692	HKD	300,000	(12)
JP Morgan & Chase Co.	9/6/2012	ZAR	2,750,000	USD	333,131	6,135
HSBC	10/3/2012	BRL	569,500	USD	279,297	253
JP Morgan & Chase Co.	10/3/2012	BRL	569,500	USD	279,427	383
JP Morgan & Chase Co.	10/3/2012	CLP	44,053,000	USD	91,320	80
JP Morgan & Chase Co.	10/3/2012	COP	95,255,000	USD	51,974	49
JP Morgan & Chase Co.	10/3/2012	CZK	197,000	USD	9,969	4
JP Morgan & Chase Co.	10/3/2012	EGP	57,000	USD	9,343	115
HSBC	10/3/2012	HKD	5,699,000	USD	734,800	(43)
JP Morgan & Chase Co.	10/3/2012	HUF	1,291,000	USD	5,698	10
HSBC	10/3/2012	IDR	1,340,762,000	USD	139,735	(219)
HSBC	10/3/2012	INR	15,715,000	USD	280,700	128
JP Morgan & Chase Co.	10/3/2012	MAD	1,000	USD	113	—
JP Morgan & Chase Co.	10/3/2012	MXN	2,737,000	USD	204,879	(1,741)
HSBC	10/3/2012	MYR	511,000	USD	163,233	77
HSBC	10/3/2012	PHP	1,720,000	USD	40,879	46
JP Morgan & Chase Co.	10/3/2012	PLN	196,000	USD	58,859	(43)
JP Morgan & Chase Co.	10/3/2012	RUB	7,534,000	USD	232,631	186
HSBC	10/3/2012	THB	2,176,000	USD	69,310	27
HSBC	10/3/2012	TRY	136,000	USD	74,484	80
HSBC	10/3/2012	TWD	14,243,000	USD	475,385	(204)
JP Morgan & Chase Co.	10/3/2012	ZAR	2,763,000	USD	326,511	(817)
HSBC	10/5/2012	KRW	382,105,500	USD	335,976	(69)
JP Morgan & Chase Co.	10/5/2012	KRW	382,105,500	USD	336,805	760

						$(4,829)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2012.

For the three-month period ended August 31, 2012 the average monthly volume of forward foreign currency contracts was $4,202,021 at market value.

Currency Abbrevations

BRL—Brazilian Real

CLP—Chilean Peso

COP—Colombian Peso

CZK—Czech Kronua

EGP—Egyptian Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MAD—Moroccan Dirham

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

THB—Thai Baht

TRY—Turkish New Lira

TWD—New Taiwan Dollar

USD – U.S. Dollar

ZAR—South African Rand

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

NVDR—Non Voting Depositary Receipt.

REIT—Real Estate Investment Trust.

*	Non-Income producing securities.

144A—Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012 the aggregate market value of this security amounted to $43,760 or 1.0% of net assets.

(a) Less than 0.1%

(b) At August 31, 2012, the aggregate cost of investments for Federal income tax purposes was $4,958,472. The net unrealized depreciation was $717,591 which consisted of aggregate gross unrealized appreciation of $180,183 and aggregate gross unrealized depreciation of $897,774.

SCHEDULE OF INVESTMENTS

DB-X MSCI JAPAN CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS—98.1%

Basic Materials—5.5%
Asahi Kasei Corp.	3,000	$15,595
Daido Steel Co. Ltd.	1,000	5,134
Denki Kagaku Kogyo KK	2,000	6,565
Hitachi Chemical Co. Ltd.	300	4,291
JFE Holdings, Inc.	1,000	12,619
JSR Corp.	600	10,192
Kobe Steel Ltd.	5,000	3,832
Kuraray Co. Ltd.	600	6,920
Mitsubishi Chemical Holdings Corp.	3,000	11,610
Mitsubishi Materials Corp.	4,000	11,188
Nippon Steel Corp.	11,000	21,215
Nitto Denko Corp.	400	18,469
OJI Paper Co. Ltd.	3,000	9,388
Shin-Etsu Chemical Co. Ltd.	1,000	53,452
Showa Denko KK	6,000	10,116
Sumitomo Chemical Co. Ltd.	3,000	7,817
Sumitomo Metal Industries Ltd.	7,000	9,924
Sumitomo Metal Mining Co. Ltd.	1,000	10,320
Taiyo Nippon Sanso Corp.	1,000	4,981
Ube Industries Ltd.	4,000	8,736

		242,364

Communications—6.2%
Dena Co. Ltd.	213	5,931
Dentsu, Inc.	400	10,156
Gree, Inc.	200	3,326
Jupiter Telecommunications Co. Ltd.	5	5,103
KDDI Corp.	6	42,915
Nippon Telegraph & Telephone Corp.	900	41,554
NTT DoCoMo, Inc.	34	57,843
Rakuten, Inc.	1,600	15,449
Softbank Corp.	2,000	81,486
Yahoo Japan Corp.	32	11,006

		274,769

Consumer, Cyclical—27.2%
ABC-Mart, Inc.	100	4,183
Aeon Co. Ltd.	1,300	14,943
Aisin Seiki Co. Ltd.	400	12,721
All Nippon Airways Co. Ltd.	2,000	4,419
Asics Corp.	600	7,909
Bridgestone Corp.	1,500	34,772
Daiwa House Industry Co. Ltd.	1,000	13,922
Denso Corp.	1,200	40,002
FamilyMart Co. Ltd.	100	4,822
Fast Retailing Co. Ltd.	100	23,335
Fuji Heavy Industries Ltd.	1,000	7,995
Hino Motors Ltd.	1,000	6,897
Hitachi High-Technologies Corp.	300	7,418
Honda Motor Co. Ltd.	3,500	110,505
Isetan Mitsukoshi Holdings Ltd.	1,200	12,507
Isuzu Motors Ltd.	3,000	15,288
ITOCHU Corp.	3,500	35,494
JTEKT Corp.	800	6,263
Lawson, Inc.	200	15,327
Marubeni Corp.	4,000	25,647
Mazda Motor Corp. *	5,000	6,003
McDonald’s Holdings Co. Japan Ltd.	200	5,671
Mitsubishi Corp.	3,000	55,137
Mitsubishi Motors Corp. *	9,000	8,391
Mitsui & Co. Ltd.	3,700	51,652
Namco Bandai Holdings, Inc.	500	7,919
NGK Insulators Ltd.	1,000	11,827
NGK Spark Plug Co. Ltd.	1,000	10,793
Nintendo Co. Ltd.	200	22,378
Nissan Motor Co. Ltd.	5,600	52,213

SCHEDULE OF INVESTMENTS

DB-X MSCI JAPAN CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

Nitori Holdings Co. Ltd.	50	5,007
Oriental Land Co. Ltd.	100	13,487
Panasonic Corp.	4,500	30,577
Sankyo Co. Ltd.	200	9,234
Sega Sammy Holdings, Inc.	500	10,326
Sekisui House Ltd.	2,000	18,724
Seven & I Holdings Co. Ltd.	1,700	51,567
Sharp Corp.	2,000	5,058
Shimamura Co. Ltd.	100	11,865
Shimano, Inc.	200	14,407
Sony Corp.	1,900	21,379
Stanley Electric Co. Ltd.	300	4,433
Sumitomo Corp.	2,600	34,403
Sumitomo Electric Industries Ltd.	1,600	17,983
Suzuki Motor Corp.	700	12,767
Teijin Ltd.	3,000	6,590
Toho Co. Ltd.	300	5,215
Toray Industries, Inc.	3,000	18,315
Toyota Industries Corp.	400	11,240
Toyota Motor Corp.	5,800	229,275
Toyota Tsusho Corp.	700	14,287
USS Co. Ltd.	60	6,445
Yamada Denki Co. Ltd.	180	8,667
Yamaha Motor Co. Ltd.	600	5,196

		1,202,800

Consumer, Non-cyclical—13.2%
Ajinomoto Co., Inc.	1,000	15,237
Asahi Group Holdings Ltd.	800	19,363
Astellas Pharma, Inc.	1,100	53,669
Chugai Pharmaceutical Co. Ltd.	700	13,947
Dai Nippon Printing Co. Ltd.	1,000	7,089
Daiichi Sankyo Co. Ltd.	1,500	24,714
Dainippon Sumitomo Pharma Co. Ltd.	600	6,621
Eisai Co. Ltd.	500	22,830
Japan Tobacco, Inc.	2,200	66,341
Kao Corp.	1,000	30,193
Kirin Holdings Co. Ltd.	2,000	24,905
Miraca Holdings, Inc.	200	8,953
Mitsubishi Tanabe Pharma Corp.	600	8,897
Nippon Meat Packers, Inc.	1,000	13,449
Nisshin Seifun Group, Inc.	500	6,054
Nissin Foods Holdings Co. Ltd.	100	3,864
Ono Pharmaceutical Co. Ltd.	200	12,415
Otsuka Holdings Co. Ltd.	600	18,300
Santen Pharmaceutical Co. Ltd.	300	13,028
Secom Co. Ltd.	500	25,257
Shionogi & Co. Ltd.	700	10,085
Shiseido Co. Ltd.	800	11,393
Sysmex Corp.	300	13,756
Takeda Pharmaceutical Co. Ltd.	1,800	84,373
Terumo Corp.	400	17,701
Toppan Printing Co. Ltd.	2,000	11,699
Tsumura & Co.	200	6,164
Unicharm Corp.	300	17,453
Yakult Honsha Co. Ltd.	400	17,166

		584,916

Energy—1.5%
Idemitsu Kosan Co. Ltd.	100	8,034
Inpex Corp.	4	22,734
Japan Petroleum Exploration Co.	100	3,883
JX Holdings, Inc.	4,100	21,208
TonenGeneral Sekiyu KK	1,000	8,455

		64,314

SCHEDULE OF INVESTMENTS

DB-X MSCI JAPAN CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

Financial—17.7%
Aozora Bank Ltd.	1,000	2,976
Bank of Kyoto Ltd. (The)	1,000	7,932
Bank of Yokohama Ltd. (The)	3,000	13,909
Chiba Bank Ltd. (The)	2,000	11,572
Credit Saison Co. Ltd.	400	9,354
Dai-ichi Life Insurance Co. Ltd. (The)	20	20,359
Daito Trust Construction Co. Ltd.	200	19,516
Daiwa Securities Group, Inc.	4,000	14,458
Fukuoka Financial Group, Inc.	3,000	11,802
Hachijuni Bank Ltd. (The)	1,000	5,492
Iyo Bank Ltd. (The)	1,000	8,110
Japan Real Estate Investment Corp., REIT	1	9,758
Japan Retail Fund Investment Corp., REIT	4	6,836
Joyo Bank Ltd. (The)	2,000	9,605
Mitsubishi Estate Co. Ltd.	3,000	52,609
Mitsubishi UFJ Financial Group, Inc.	27,600	125,494
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	3,438
Mitsui Fudosan Co. Ltd.	3,000	55,674
Mizuho Financial Group, Inc.	50,740	81,655
MS&AD Insurance Group Holdings	1,200	18,913
Nippon Building Fund, Inc., REIT	1	10,115
NKSJ Holdings, Inc.	750	13,487
Nomura Holdings, Inc.	8,100	26,692
ORIX Corp.	230	21,269
Resona Holdings, Inc.	4,100	15,972
Shinsei Bank Ltd.	2,000	2,325
Shizuoka Bank Ltd. (The)	1,000	10,384
Sony Financial Holdings, Inc.	500	8,225
Sumitomo Mitsui Financial Group, Inc.	2,900	89,783
Sumitomo Mitsui Trust Holdings, Inc.	7,000	19,490
Sumitomo Realty & Development Co. Ltd.	1,000	24,382
T&D Holdings, Inc.	1,300	13,150
Tokio Marine Holdings, Inc.	1,500	35,904

		780,640

Industrial—20.1%
Advantest Corp.	500	7,255
Asahi Glass Co. Ltd.	2,000	12,108
Brother Industries Ltd.	800	8,103
Central Japan Railway Co.	3	26,094
Daikin Industries Ltd.	500	13,315
East Japan Railway Co.	800	53,540
Fanuc Corp.	300	49,008
FUJIFILM Holdings Corp.	1,000	16,591
GS Yuasa Corp.	2,000	7,561
Hamamatsu Photonics KK	200	7,073
Hankyu Hanshin Holdings, Inc.	1,000	5,684
Hirose Electric Co. Ltd.	100	10,371
Hitachi Ltd.	10,000	57,348
Hoya Corp.	900	20,300
Ibiden Co. Ltd.	400	6,039
JGC Corp.	1,000	30,781
JS Group Corp.	600	12,882
Kajima Corp.	3,000	8,315
Kamigumi Co. Ltd.	1,000	8,034
Kawasaki Heavy Industries Ltd.	3,000	6,361
Kawasaki Kisen Kaisha Ltd. *	1,000	1,341
Keikyu Corp.	1,000	9,758
Keio Corp.	1,000	7,829
Keyence Corp.	110	28,971
Kintetsu Corp.	4,000	16,451
Komatsu Ltd.	2,100	41,305
Konica Minolta Holdings, Inc.	1,000	7,395
Kubota Corp.	3,000	28,814
Kurita Water Industries Ltd.	400	8,562
Kyocera Corp.	300	25,749

SCHEDULE OF INVESTMENTS

DB-X MSCI JAPAN CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

Makita Corp.	300	10,208
Mitsubishi Electric Corp.	5,000	40,617
Mitsubishi Heavy Industries Ltd.	6,000	24,829
Mitsui OSK Lines Ltd.	2,000	5,007
Murata Manufacturing Co. Ltd.	400	19,720
NEC Corp. *	6,000	8,583
Nidec Corp.	200	15,735
Nikon Corp.	700	19,241
Nippon Electric Glass Co. Ltd.	1,000	4,751
Nippon Express Co. Ltd.	3,000	11,763
Nippon Yusen KK	3,000	6,054
NTN Corp.	2,000	4,215
Odakyu Electric Railway Co. Ltd.	1,000	10,614
Olympus Corp. *	500	9,867
Omron Corp.	400	7,806
Rinnai Corp.	100	7,280
SMC Corp.	100	15,697
Sumitomo Heavy Industries Ltd.	2,000	6,871
THK Co. Ltd.	500	7,804
Tobu Railway Co. Ltd.	3,000	16,668
Tokyu Corp.	3,000	14,752
Toshiba Corp.	9,000	28,738
Toyo Seikan Kaisha Ltd.	400	4,307
Ushio, Inc.	300	3,525
West Japan Railway Co.	400	17,498
Yamato Holdings Co. Ltd.	900	14,943
Yaskawa Electric Corp.	1,000	6,552

		886,583

Technology—3.9%
Canon, Inc.	2,600	86,174
Fujitsu Ltd.	4,000	16,246
Konami Corp.	200	4,590
Nomura Research Institute Ltd.	300	6,265
NTT Data Corp.	4	11,924
Oracle Corp.	100	4,834
Ricoh Co. Ltd.	1,000	7,868
Rohm Co. Ltd.	200	6,527
Seiko Epson Corp.	300	1,923
TDK Corp.	200	7,622
Tokyo Electron Ltd.	400	18,774

		172,747

Utilities—2.8%
Chubu Electric Power Co., Inc.	1,500	17,818
Chugoku Electric Power Co., (The), Inc.	800	10,095
Electric Power Development Co. Ltd.	200	4,779
Hokuriku Electric Power Co.	700	8,082
Kansai Electric Power Co., (The), Inc.	1,600	11,934
Kyushu Electric Power Co., Inc.	900	6,817
Osaka Gas Co. Ltd.	4,000	17,472
Shikoku Electric Power Co., Inc.	200	2,429
Tohoku Electric Power Co., Inc. *	1,000	6,986
Tokyo Electric Power Co., (The), Inc. *	3,100	5,187
Tokyo Gas Co. Ltd.	6,000	33,106

		124,705

TOTAL COMMON STOCKS (Cost $4,772,829)		4,333,838

TOTAL INVESTMENTS—98.1% (Cost $4,772,829)(a)		$4,333,838
Other assets less liabilities—1.9%		84,007

NET ASSETS—100.0%		$4,417,845

SCHEDULE OF INVESTMENTS

DB-X MSCI JAPAN CURRENCY-HEDGED EQUITY FUND

August 31, 2012 (Unaudited)

As of August 31, 2012, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
TOPIX Index Futures	1	$92,790	9/13/2012	$4,110

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2012.

For the three-month period ended August 31, 2012 the average monthly volume of futures contracts was $94,315 at contract value.

As of August 31, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
HSBC	9/6/2012	JPY	168,574,000	USD	2,159,129	$5,970
HSBC	9/6/2012	JPY	180,000	USD	2,302	3
JP Morgan & Chase Co.	9/6/2012	JPY	168,574,000	USD	2,159,140	5,981
The Bank of New York Mellon	9/6/2012	JPY	600,881	USD	7,674	(1)
HSBC	9/6/2012	USD	2,161,431	JPY	169,237,884	208
JP Morgan & Chase Co.	9/6/2012	USD	2,159,140	JPY	169,057,431	194
The Bank of New York Mellon	9/6/2012	USD	7,674	JPY	600,000	(11)
HSBC	10/3/2012	JPY	172,841,000	USD	2,207,871	(253)
JP Morgan & Chase Co.	10/3/2012	JPY	172,841,000	USD	2,207,863	(262)

						$11,829

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2012.

For the three-month period ended August 31, 2012 the average monthly volume of forward foreign currency contracts was $4,415,905 at market value.

Currency Abbrevations

JPY—Japanese Yen

USD—U.S. Dollar

REIT—Real Estate Investment Trust.

*	Non-Income producing securities.

(a) At August 31, 2012, the aggregate cost of investments for Federal income tax purposes was $4,783,539. The net unrealized depreciation was $449,701 which consisted of aggregate gross unrealized appreciation of $221,020 and aggregate gross unrealized depreciation of $670,721.

Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2012 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the period ended August 31, 2012, there were no transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Fair Value at 8/31/2012
db-X MSCI Brazil Currency-Hedged Equity Fund
Investments in Securities
Common Stocks	$1,947,083	$—	$—	$1,947,083
Preferred Stocks	2,190,120	—	—	2,190,120
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	5,443	—	5,443
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(71,673)	—	(71,673)

Total Investments	$4,137,203	$(66,230)	$—	$4,070,973

db-X MSCI Canada Currency-Hedged Equity Fund
Investments in Securities
Common Stocks	$4,345,800	$—	$—	$4,345,800
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,608	—	4,608
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(78,875)	—	(78,875)
Futures Contracts	7,857	—	—	7,857

Total Investments	$4,353,657	$(74,267)	$—	$4,279,390

db-X MSCI EAFE Currency-Hedged Equity Fund
Investments in Securities
Common Stocks	$13,303,265	$—	$—	$13,303,265
Preferred Stocks	84,766	—	—	84,766
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	42,973	—	42,973
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(179,390)	—	(179,390)
Futures Contracts	8,905	—	—	8,905

Total Investments	$13,396,936	$(136,417)	$—	$13,260,519

db-X MSCI Emerging Markets Currency-Hedged Equity Fund
Investments in Securities
Common Stocks	$3,918,908	$—	$—	$3,918,908
Preferred Stocks	321,807	—	—	321,807
Rights	—	166	—	166
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	16,919	—	16,919
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(21,748)	—	(21,748)
Futures Contracts	1,705	—	—	1,705

Total Investments	$4,242,420	$(4,663)	$—	$4,237,757

db-X MSCI Japan Currency-Hedged Equity Fund
Investments in Securities
Common Stocks	$4,333,838	$—	$—	$4,333,838
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	12,356	—	12,356
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(527)	—	(527)
Futures Contracts	4,110	—	—	4,110

Total Investments	$4,337,948	$11,829	$—	$4,349,777

Item 2.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date:	October 22, 2012

By:	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date:	October 22, 2012